Discontinued Operations in Consolidated Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accounts receivable, net	$ 95	$ 257	$ 297
Inventories	97	70	113
Other current assets	22	26	26
Current assets	214	353	436
Property, plant and equipment, net	87	89	120
Goodwill	165	164	172
Other assets	101	100	119
Non-current assets	353	353	411
Accounts payable	32	35	51
Accrued expenses	60	101	142
Notes payable and current maturities of long-term debt		0	1
Current liabilities	92	136	194
Other long-term liabilities	$ 47	$ 43	$ 47